Losses and Loss Adjustment Expenses	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Losses and Loss Adjustment Expenses
10. LOSSES AND LOSS ADJUSTMENT EXPENSES
The liability for losses and loss adjustment expenses ("LAE"), also referred to as loss reserves, represents our gross estimates before reinsurance for unpaid reported losses and includes losses that have been incurred but not reported ("IBNR") using a variety of actuarial methods. We recognize an asset for the portion of the liability that we expect to recover from reinsurers. LAE reserves include allocated loss adjustment expenses ("ALAE"), and unallocated loss adjustment expenses ("ULAE"). ALAE are linked to the settlement of an individual claim or loss, whereas ULAE are based on our estimates of future costs to administer the claims. IBNR represents reserves for loss and LAE that have been incurred but not yet reported to us. This includes amounts for unreported claims, development on known claims and reopened claims.
Our loss reserves cover multiple lines of business, including asbestos, environmental, general casualty, workers' compensation/personal accident, marine, aviation and transit, construction defect, professional indemnity/directors and officers, motor, property and other non-life lines of business.
he following tables summarize the liability for losses and LAE by segment and for our other activities.

	2020
	Run-off	Legacy Underwriting	Corporate & Other	Total
Outstanding losses	$4,440,425	$687,424	$—	$5,127,849
IBNR	4,641,500	636,003	—	5,277,503
ULAE	350,600	35,102	—	385,702
Fair value adjustments - acquired companies	—	—	(143,183)	(143,183)
Fair value adjustments - fair value option	—	—	(54,589)	(54,589)
Total	$9,432,525	$1,358,529	$(197,772)	$10,593,282

Reconciliation to Consolidated Balance Sheet:
Loss and loss adjustment expenses	$6,925,016	$1,358,529	$(143,183)	$8,140,362
Loss and loss adjustment expenses, at fair value	2,507,509	—	(54,589)	2,452,920
Total	$9,432,525	$1,358,529	$(197,772)	$10,593,282

	2019
	Run-off	Legacy Underwriting	Corporate & Other	Total
Outstanding losses	$4,407,082	$842,483	$—	$5,249,565
IBNR	3,945,407	706,242	—	4,651,649
ULAE	331,494	21,140	—	352,634
Fair value adjustments- acquired companies	—	—	(167,511)	(167,511)
Fair value adjustments - fair value option	—	—	(217,933)	(217,933)
Total	$8,683,983	$1,569,865	$(385,444)	$9,868,404

Reconciliation to Consolidated Balance Sheet:
Loss and loss adjustment expenses	$5,844,928	$1,569,865	$(167,511)	$7,247,282
Loss and loss adjustment expenses, at fair value	2,839,055	—	(217,933)	2,621,122
Total	$8,683,983	$1,569,865	$(385,444)	$9,868,404
The overall increase in the liability for losses and LAE between December 31, 2019 and December 31, 2020 was primarily attributable to the reinsurance transactions completed in 2020, as described in Note 4 - "Significant New Business," net incurred losses and LAE and foreign exchange losses in the year, partially offset by losses paid in the year.
The table below provides a consolidated reconciliation of the beginning and ending liability for losses and LAE.

	2020	2019	2018
Balance as of January 1	$9,868,404	$9,048,796	$7,100,488
Less: reinsurance reserves recoverable	1,927,624	1,708,272	1,693,028
Less: net deferred charge assets and gain liabilities on retroactive reinsurance	259,587	86,585	80,192
Less: cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible reinsurance balances (1)	643	—	—
Net balance as of January 1	7,680,550	7,253,939	5,327,268
Net incurred losses and LAE:
Current period	405,178	580,074	533,081
Prior periods	10,748	34,105	(209,359)
Total net incurred losses and LAE	415,926	614,179	323,722
Net paid losses:
Current period	(71,989)	(179,461)	(176,172)
Prior periods	(1,413,500)	(1,609,009)	(1,158,614)
Total net paid losses	(1,485,489)	(1,788,470)	(1,334,786)
Effect of exchange rate movement	119,663	47,812	(145,243)
Acquired on purchase of subsidiaries	—	686	1,310,874
Assumed business	2,186,024	1,586,307	1,772,104
Ceded business	(154,926)	(33,260)	—
Reclassification to assets and liabilities held-for-sale	(216,808)	—	—
Net balance as of December 31	8,544,940	7,681,193	7,253,939
Plus: reinsurance reserves recoverable (2)	1,829,620	1,927,624	1,708,272
Plus: net deferred charge assets and gain liabilities on retroactive reinsurance	218,722	259,587	86,585
Balance as of December 31	$10,593,282	$9,868,404	$9,048,796
(1) The Company adopted ASU 2016-13 and the related amendments on January 1, 2020. Refer to Note 2 - "Significant Accounting Policies" for further details. This amount excludes $0.4 million related to the adoption impact of ASU 2016-13 on StarStone U.S., which has been classified as a discontinued operation with the related assets and liabilities disclosed as held-for-sale on our consolidated balance sheets.
(2) Net of allowance for estimated uncollectible reinsurance.
The tables below provide the components of net incurred losses and LAE by segment and for our other activities.

	2020
	Run-off	Legacy Underwriting	Corporate & Other	Total
Net losses paid	$1,074,901	$410,588	$—	$1,485,489
Net change in case and LAE reserves (1)	(453,080)	(87,107)	—	(540,187)
Net change in IBNR reserves (2)	(718,414)	30,790	—	(687,624)
Increase (reduction) in estimates of net ultimate losses	(96,593)	354,271	—	257,678
Increase (reduction) in provisions for unallocated LAE (3)	(48,765)	17,215	—	(31,550)
Amortization of deferred charge assets and deferred gain liabilities (4)	—	—	43,246	43,246
Amortization of fair value adjustments (5)	—	—	27,506	27,506
Changes in fair value - fair value option (6)	—	—	119,046	119,046
Net incurred losses and LAE	$(145,358)	$371,486	$189,798	$415,926

	2019
	Run-off	Legacy Underwriting	Corporate & Other	Total
Net losses paid	$1,247,624	$540,846	$—	$1,788,470
Net change in case and LAE reserves (1)	(530,891)	2,308	—	(528,583)
Net change in IBNR reserves (2)	(812,699)	17,995	—	(794,704)
Increase (reduction) in estimates of net ultimate losses	(95,966)	561,149	—	465,183
Increase (reduction) in provisions for unallocated LAE (3)	(57,404)	902	—	(56,502)
Amortization of deferred charge assets and deferred gain liabilities (4)	—	—	37,744	37,744
Amortization of fair value adjustments (5)	—	—	50,573	50,573
Changes in fair value - fair value option (6)	—	—	117,181	117,181
Net incurred losses and LAE	$(153,370)	$562,051	$205,498	$614,179

	2018
	Run-off	Legacy Underwriting	Corporate & Other	Total
Net losses paid	$838,817	$495,969	$—	$1,334,786
Net change in case and LAE reserves (1)	(547,420)	75,000	—	(472,420)
Net change in IBNR reserves (2)	(565,385)	58,591	—	(506,794)
Increase (reduction) in estimates of net ultimate losses	(273,988)	629,560	—	355,572
Increase (reduction) in provisions for unallocated LAE (3)	(65,401)	5,613	—	(59,788)
Amortization of deferred charge assets and deferred gain liabilities (4)	—	—	13,781	13,781
Amortization of fair value adjustments (5)	—	—	7,493	7,493
Changes in fair value - fair value option (6)	—	—	6,664	6,664
Net incurred losses and LAE	$(339,389)	$635,173	$27,938	$323,722
(1)Comprises the movement during the year in specific case reserve liabilities as a result of claims settlements or changes advised to us by our policyholders and attorneys, less changes in case reserves recoverable advised by us to our reinsurers as a result of the settlement or movement of assumed claims.
(2)Represents the gross change in our actuarial estimates of IBNR, less amounts recoverable.
(3) Represents the change in the estimate of the total future costs to administer the claims.
(4) Relates to the amortization of deferred charge assets and deferred gain liabilities on retroactive reinsurance contracts.
(5) Relates to the amortization of fair value adjustments associated with the acquisition of companies. .
(6) Represents the changes in the fair value of liabilities related to our assumed retroactive reinsurance agreements for which we have elected the fair value option.
Loss Development Information
Methodology for Establishing Reserves
The liability for losses and LAE includes an amount determined from reported claims and an amount based on historical loss experience and industry statistics for IBNR using a variety of actuarial methods. Our loss reserves cover multiple lines of business, including workers' compensation, general casualty, asbestos and environmental, marine, aviation and transit, construction defects and other non-life lines of business. Our management, through our loss reserving committees, considers the reasonableness of loss reserves recommended by our actuaries, including actual loss development during the year.
Case reserves are recognized for known claims (including the cost of related litigation) when sufficient information has been reported to us to indicate the involvement of a specific insurance policy. We use considerable judgment in estimating losses for reported claims on an individual claim basis based upon our knowledge of the circumstances surrounding the claim, the severity of the injury or damage, the jurisdiction of the occurrence, the potential for ultimate exposure, the type of loss, and our experience with the line of business and policy provisions relating to the particular type of claim. The reserves for unpaid reported losses and LAE are established by management based on reports from brokers, ceding companies and insureds and represent the estimated ultimate cost of events or conditions that have been reported to, or specifically identified, by us. We also consider facts currently known and the current state of the law and coverage litigation.
IBNR reserves are established by management based on actuarially determined estimates of ultimate losses and loss expenses. We use generally accepted actuarial methodologies to estimate ultimate losses and LAE and those estimates are reviewed by management. In addition, the routine settlement of claims, at either below or above the carried advised loss reserve, updates historical loss development information to which actuarial methodologies are applied, often resulting in revised estimates of ultimate liabilities. On an annual basis, independent actuarial firms are retained by management to provide their estimates of ultimate losses and to review the estimates developed by our actuaries.
Within the annual loss reserve studies produced by either our actuaries or independent actuaries, exposures for each subsidiary are separated into homogeneous reserving categories for the purpose of estimating IBNR. Each reserving category contains either direct insurance or assumed reinsurance reserves and groups relatively similar types of risks and exposures (for example, asbestos, environmental, casualty, property) and lines of business written (for example, marine, aviation, non-marine). Based on the exposure characteristics and the nature of available data for each individual reserving category, a number of methodologies are applied. Recorded reserves for each category are selected from the actuarial indications produced by the various methodologies after consideration of exposure characteristics, data limitations and strengths and weaknesses of each method applied. This approach to estimating IBNR has been consistently adopted in the annual loss reserve studies for each period presented.
The estimation of unpaid claim liabilities at any given point in time is subject to a high degree of uncertainty for a number of reasons. A significant amount of time can lapse between the assumption of risk, the occurrence of a loss event, the reporting of the event to an insurance or reinsurance company and the ultimate payment of the claim on the loss event. Our actuarial methodologies include amongst other methodologies industry benchmarking which, under certain actuarial methods, compares the trend of our loss development to that of the industry. To the extent that the trend of our loss development compared to the industry changes in any period, it is likely to have an impact on our estimate of ultimate liabilities. Unpaid claim liabilities for property and casualty exposures in general are impacted by changes in the legal environment, jury awards, medical cost trends and general inflation. Certain estimates for unpaid claim liabilities involve considerable uncertainty due to significant coverage litigation, and it can be unclear whether past claim experience will be representative of future claim experience. Ultimate values for such claims cannot be estimated using reserving techniques that extrapolate losses to an ultimate basis using loss development factors, and the uncertainties surrounding the estimation of unpaid claim liabilities are not likely to be resolved in the near future. In addition, reserves are established to cover loss development related to both known and unasserted claims. Consequently, our subsequent estimates of ultimate losses and LAE, and our liability for losses and LAE, may differ materially from the amounts recorded in our consolidated financial statements.
These estimates are reviewed regularly and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments (i.e. change in ultimate losses), if any, will be recorded in earnings in the period in which they become known. Prior period development arises from changes to loss estimates recognized in the current year that relate to loss reserves established in previous calendar years.
Asbestos and Environmental
In establishing the reserves for losses and LAE related to asbestos and environmental claims, management considers facts currently known and the current state of the law and coverage litigation environment. Liabilities are recognized for known claims (including the cost of related litigation) when sufficient information has been developed to indicate the involvement of a specific insurance policy, and management can reasonably estimate its liability. In addition, reserves have been established to cover additional exposures on both known and unreported claims. Estimates of the reserves are reviewed and updated continually. Developed case law and claim histories are still evolving for such claims, especially because significant uncertainty exists about the outcome of coverage litigation and whether past claim experience will be representative of future claim experience. In view of the changes in the legal and tort environment that affect the development of such claims, the uncertainties inherent in valuing asbestos and environmental claims are not likely to be resolved in the near future. Ultimate values for such claims cannot be estimated using traditional reserving techniques and there are significant uncertainties in estimating the amount of our potential losses for these claims. There can be no assurance that the reserves established by us will be adequate or will not be adversely affected by the development of other latent exposures.
The net liability for unpaid losses and LAE as of December 31, 2020 and 2019 included $1.9 billion and $2.1 billion, respectively, which represented an estimate of the net ultimate liability for asbestos and environmental claims. The gross liability for such claims as of December 31, 2020 and 2019 was $2.1 billion and $2.3 billion, respectively. For the years ended December 31, 2020 and 2019, our reserves for asbestos and environmental liabilities decreased by $178.2 million and increased by $419.9 million on a gross basis, respectively, and decreased by $227.2 million and increased by $374.7 million on a net basis, respectively. The decrease in 2020 was primarily due to net paid losses while the increase in 2019 was primarily due to acquisition activity, partially offset by net paid losses.
Disclosures of Incurred and Paid Loss Development, IBNR, Claims Counts and Payout Percentages
The loss development tables disclosed below, sets forth our historic incurred and paid loss development by accident year through December 31, 2020, net of reinsurance, as well as the cumulative number of reported claims, IBNR balances, and other supplementary information.
The loss development tables disclosed below are presented as follows:
•Run-off - Loss development disclosures have been provided for the 10 latest acquisition years, in addition to disclosures for lines of business with material net losses and LAE reserve balances as of December 31, 2020, within those 10 latest acquisition years, also being provided. The disaggregated lines of business include general casualty, workers’ compensation, motor and professional indemnity and directors and officers.
•Legacy Underwriting - All the lines of business related to the Legacy Underwriting segment have been included within the loss development disclosures below, namely, casualty, marine, property, aerospace and workers’ compensation.
Incurred and Paid Loss Development and IBNR Disclosures
For each acquisition year and/or line of business for which incurred losses and allocated loss adjustment expenses, net of reinsurance tables have been provided below, the disclosure approach and format adopted reflects the following:
•The incurred loss development tables include both reported case reserves and IBNR liabilities, as well as cumulative paid losses;
•Both the incurred and cumulative paid loss development tables include allocated LAE (i.e. claims handling costs allocated to specific individual claims) but exclude unallocated LAE (i.e. the costs associated with internal claims staff and third party administrators as well as consultants that cannot be allocated to specific individual claims);
•The fair value adjustments related to business acquisitions are excluded from the loss development tables, however the undiscounted incurred losses, cumulative paid losses and allocated LAE related to business acquisitions are included in the loss development tables;
•The fair value adjustments related to retroactive reinsurance agreements for which we have elected the fair value option are excluded from the loss development tables, however the undiscounted incurred losses, cumulative paid losses and allocated LAE related to retroactive reinsurance agreements for which we have elected the fair value option are included in the loss development tables;
•The amounts relating to the amortization of deferred charge assets and deferred gain liabilities are excluded from the loss development tables;
•In the incurred loss development tables, the incurred effect of agreeing a commutation or policy buyback is included in the period in which the commutation or policy buyback is contractually agreed. We reflect the net incurred loss development arising from a commutation or policy buyback in the fiscal year in which a commutation or policy buyback is contractually agreed, and the net incurred loss development is allocated to the appropriate accident year. The claim will generally have been adjusted throughout its lifetime and the amounts recorded in prior years (which is considered supplementary information) remain unchanged in our loss development tables, such that the incurred amount that we recognize in the year in which a commutation or policy buyback is contractually agreed represents the effect of the commutation or policy buyback settlement compared to the carried net loss and LAE reserve balance in the prior year. We do not recast prior years to remove commuted or bought back claims, since this practice would eliminate any historical favorable or adverse development we may have experienced on the commuted loss and LAE reserves. Reserves that have been commuted or bought back are not adjusted in future years but the commuted or bought back value remains in our total incurred losses;
•In the cumulative paid losses tables, we reflect the amount of the commutation or policy buyback settlements in the year in which they are actually paid or received, and the net payment is allocated to the appropriate accident year. The claim or recoverable may have recorded payments or receipts throughout its lifetime and amounts recorded in prior years (which is considered supplementary information) remain unchanged in our loss development tables, such that the amounts paid or received that we recognize in the year in which a commutation or policy buyback is paid or received represents the amount actually paid or received. We do not recast prior years to remove payments or receipts related to commutations or policy buybacks, since we consider commutations and policy buybacks a key component of our business and are reflective of our ability to effectively manage acquired losses and LAE liabilities. Payments relating to commutations and policy buybacks are not adjusted in future years but the payments remain in our total cumulative paid losses;
•The amounts included within the loss development tables for the years ended December 31, 2011 through to December 31, 2019 (and in the case of StarStone, from April 1, 2014 its acquisition date through to December 31, 2019), as well as the historical average annual percentage payout ratios as of December 31, 2020, are presented as supplementary information and are therefore unaudited;
•All data presented within the loss development tables is net of reinsurance recoveries, excluding provisions for uncollectible reinsurance recoverables;
•All the incurred and paid loss activity presented within the loss development tables provided below, exclude intercompany cessions. Upon the sale of StarStone U.S. to Core Specialty on November 30, 2020, the incurred and paid loss development activity related to the cessions from StarStone U.S. to our other subsidiaries were no longer eliminated on consolidation and have been included within the loss development tables presented below;
•The IBNR reserves included within each incurred loss development table by accident year, reflect the net IBNR recorded as of December 31, 2020, including expected development on reported losses;
•For the Run-off segment loss development tables, all information for both acquisitions and retroactive reinsurance agreements is presented prospectively. As the loss reserves are effectively re-underwritten at the date that they are acquired or assumed, we believe that the historical loss development prior to their acquisition is not relevant with respect to our own experience managing these acquired loss reserves. In addition, the information required to prepare the loss development disclosures on a retrospective basis is not always available to us and a mixed presentation approach would result in loss development tables that are not entirely reflective of the actual loss development of the acquired loss reserves;
•For the Run-off segment we have also presented the net incurred and paid losses and ALAE information by calendar year as well as IBNR and claim counts for accident years older than 10 years on a single row within the loss development tables. This presentation differs from the typical approach where only the net outstanding losses and LAE reserves are presented as a reconciling item at the bottom of the loss development tables. The additional detailed disclosures are provided on a voluntary basis and the inclusion of the disclosures is to provide additional information to the users of our financial statements and to also enable the reconciliation of our total loss reserves by acquisition year and by significant line of business;
•For the Legacy Underwriting segment loss development tables, all information has been presented on a prospective basis from the date of our acquisition of StarStone, which was effective on April 1, 2014. Providing pre-acquisition incurred and paid losses by accident year for years prior to 2014 was determined to be impracticable due to significant data limitations; and
•Following our sale of StarStone U.S. to Core Specialty which was completed on November 30, 2020, the loss development disclosures presented below for all the individual lines of business within the Legacy Underwriting segment have been restated to exclude the historical incurred and paid loss development related to StarStone U.S.
The historical amounts disclosed within the loss development tables for all the acquisition years and lines of business presented below are on a constant-currency basis, which is achieved by using constant foreign exchange rates between periods in the loss development tables, and translating prior period amounts denominated in currencies other than the U.S. dollar, which is our reporting currency, using the closing exchange rates as of December 31, 2020.
The impact of this exchange rate conversion is to show the change between periods exclusive of the effect of exchange rate fluctuations, which would otherwise distort the change in incurred losses and the cash flow patterns associated with those incurred losses shown within the loss development tables. The change in net incurred losses shown within the loss development tables will, however, differ from other U.S. GAAP disclosures of incurred current and prior period reserve development amounts, which include the effect of exchange rate fluctuations.
Establishing an estimate for loss reserves involves various assumptions and judgments, therefore, the information contained within the loss development disclosures only allows readers or users of our consolidated financial statements to understand, at the summary level presented in the development tables, the change over time in our reported incurred loss estimates as well as the nature and patterns of the cash flows associated with those estimates. We, therefore, believe that the information provided within the loss development tables disclosed below is of limited use for independent analysis or application of standard actuarial estimations, and any results obtained from doing so should be interpreted with caution.
Cumulative Number of Reported Claims
Reported claim counts, on a cumulative basis, are provided as supplemental information to each incurred loss development table by accident year. We measure claim frequency information on an individual claim count basis within each of our segments as follows:
•Run-off - The claim frequency information for the exposures included within our Run-off lines of business includes direct and assumed open and closed claims by accident year at the claimant level. Reported claims that are closed without a payment are included within our cumulative number of reported claims because we typically incur claim adjustment expenses on them prior to their closure. The claim count numbers exclude counts related to claims within policy deductibles where the insured is responsible for the payment of losses within the deductible layer. Individual claim counts related to certain assumed reinsurance contracts such as excess-of-loss and quota share treaties are not available to us, and the losses arising from these treaties have been treated as single claims for the purposes of determining claim counts. Therefore, each treaty year within the reinsurance contract is deemed a single claim because the detailed underlying individual claim information is generally not reported to us by our cedants; and
•Legacy Underwriting - The claim frequency information is determined at the claimant level for the exposures within the lines of business related to these segments. Our claims system assigns a unique claim identifier to each reported claim we receive. Each unique claim identifier is deemed to be a single claim, irrespective of whether the claim remains open or has been closed with or without payment. For certain insurance facilities and business produced or managed by managing general agents, coverholders and third party administrators where the underlying claims data is reported to us in an aggregated format, the information necessary to provide cumulative claims frequency is not available. In such cases, we typically record a “block” claim in our system. This also applies to a small amount of assumed reinsurance business that we write where, similarly, the underlying claims data is reported to us in an aggregated format. In such instances, each assumed reinsurance contract is deemed a single claim.
Our reported claim frequency information is subject to the following inherent limitations when analyzing our loss experience and severity:
•Claim counts are presented only on a reported and not on an ultimate basis. Therefore, reported claim counts include open claims which have outstanding reserves but exclude IBNR claims. As such the reported claims are consistent with reported losses, which can be calculated by subtracting IBNR losses from incurred losses. However, the reported claim counts are inconsistent with the losses in the incurred loss development tables, which include IBNR losses, and to losses in the paid loss development tables, which exclude outstanding reserves;
•Reported claim counts have not been adjusted for ceded reinsurance, which may distort any measures of frequency or severity;
•For lines of business that have a mix of primary and excess layer exposures, such as our general casualty and workers’ compensation lines of business, the reported claim counts may fluctuate from period to period between exposure layers, thereby distorting any measure of frequency and severity; and
•The use of our reported claim frequency information to project ultimate loss payouts by disaggregated disclosure category or line of business may not be as meaningful as claim count information related to individual contracts at a more granular level.
Payout Percentages
•Run-off - The annual percentage payout disclosures for our Run-off segment are based on the payout of incurred claims by age, net of reinsurance. For our Run-off segment, claims aging reflects the number of years that have lapsed since the original acquisition of the related net liability for losses and LAE reserves to the date the claim is paid. There may be occasions where, due to our claims management strategies (including commutations and policy buy-backs) or due to the timing of claims payments relative to the associated recovery, the cash received from reinsurance recoveries is greater than the cash paid out to our claimants, (i.e. a net recovery rather than a net payout for a particular calendar year), thereby resulting in a negative annual percentage payout for that calendar year.
•Legacy Underwriting - The average annual percentage payout disclosures for our Legacy Underwriting segment are based on the payout of incurred claims by age, net of reinsurance.
Segment
The table below provides a reconciliation of the beginning and ending reserves for losses and LAE for the Run-off segment.

	2020	2019	2018
Balance as of January 1	$8,683,983	$8,132,941	$6,390,218
Less: reinsurance reserves recoverable	1,645,352	1,511,206	1,522,438
Plus: cumulative effect of change in accounting principal on allowance for estimated uncollectible reinsurance (1)	703	—	—
Net balance as of January 1	7,039,334	6,621,735	4,867,780
Net incurred losses and LAE:
Current period	30,165	123,559	12,451
Prior periods	(175,523)	(276,929)	(351,840)
Total net incurred losses and LAE	(145,358)	(153,370)	(339,389)
Net paid losses:
Current period	(9,990)	(64,820)	(5)
Prior periods	(1,064,911)	(1,182,804)	(838,812)
Total net paid losses	(1,074,901)	(1,247,624)	(838,817)
Effect of exchange rate movement	89,755	53,411	(143,765)
Acquired on purchase of subsidiaries	—	686	1,214,871
Assumed business	2,215,620	1,797,053	1,861,055
Ceded business	(154,926)	(33,260)	—
Net balance as of December 31	7,969,524	7,038,631	6,621,735
Plus: reinsurance reserves recoverable(2)	1,463,001	1,645,352	1,511,206
Balance as of December 31	$9,432,525	$8,683,983	$8,132,941
(1) The Company adopted ASU 2016-13 and the related amendments on January 1, 2020. Refer to Note 2 - "Significant Accounting Policies" for further details.
(2) Net of allowance for estimated uncollectible reinsurance.
Net incurred losses and LAE in the Run-off segment were as follows:

	2020			2019			2018
	Prior Period	Current Period	Total	Prior Period	Current Period	Total	Prior Period	Current Period	Total
Net losses paid	$1,064,911	$9,990	$1,074,901	$1,182,804	$64,820	$1,247,624	$838,812	$5	$838,817
Net change in case and LAE reserves (1)	(449,610)	(3,470)	(453,080)	(553,996)	23,105	(530,891)	(552,124)	4,704	(547,420)
Net change in IBNR reserves (2)	(742,417)	24,003	(718,414)	(847,893)	35,194	(812,699)	(573,127)	7,742	(565,385)
Increase (reduction) in estimates of net ultimate losses	(127,116)	30,523	(96,593)	(219,085)	123,119	(95,966)	(286,439)	12,451	(273,988)
Increase (reduction) in provisions for unallocated LAE (3)	(48,407)	(358)	(48,765)	(57,844)	440	(57,404)	(65,401)	—	(65,401)
Net incurred losses and LAE	$(175,523)	$30,165	$(145,358)	$(276,929)	$123,559	$(153,370)	$(351,840)	$12,451	$(339,389)
(1)Comprises the movement during the year in specific case reserve liabilities as a result of claims settlements or changes advised to us by our policyholders and attorneys, less changes in case reserves recoverable advised by us to our reinsurers as a result of the settlement or movement of assumed claims.
(2)Represents the gross change in our actuarial estimates of IBNR, less amounts recoverable.
(3) Represents the change in the estimate of the total future costs to administer the claims.
Year Ended December 31, 2020
The following table shows the components of the 2020 reduction in estimates of net ultimate losses related to prior periods by line of business for the Run-off segment.

	2020
	Net losses paid	Net change in case and LAE reserves	Net change in IBNR reserves	Increase (reduction) in estimates of net ultimate losses
Asbestos	$132,853	$(1,300)	$(150,054)	$(18,501)
Environmental	23,866	(266)	(36,362)	(12,762)
General Casualty	170,502	(68,744)	(127,421)	(25,663)
Workers' Compensation	142,790	(176,927)	(149,198)	(183,335)
Marine, aviation and transit	33,927	(14,458)	(50,558)	(31,089)
Construction defect	27,476	(6,092)	(13,382)	8,002
Professional indemnity/ Directors & Officers	63,878	3,698	(79,181)	(11,605)
Motor	349,366	(106,561)	(95,040)	147,765
Property	71,422	(24,356)	(64,331)	(17,265)
All Other	48,831	(54,604)	23,110	17,337
Total	$1,064,911	$(449,610)	$(742,417)	$(127,116)

The significant drivers of the 2020 reduction in estimates of net ultimate losses are explained below.
Workers' Compensation - The workers’ compensation line of business experienced a $183.3 million reduction in estimates of net ultimate losses as a result of favorable actual development versus expected development across nearly all our acquired companies and assumed portfolios. We continue to drive favorable loss experience by proactively settling claims for less than the current case reserves. During 2020, we paid net losses of $142.8 million and released case and LAE reserves of $176.9 million. This represents a decline in reported losses of $34.1 million for the year. As a result of the favorable development in our data, our actuarial analyses indicated and resulted in a release of $149.2 million of IBNR reserves, primarily attributed to a settlement of an outwards reinsurance agreement resulting in the reduction in gross ultimate losses inuring to our benefit.
We also continue to actively seek to commute policies in our workers' compensation line of business when possible, and where the commutation of the policy is settled at a level below the carried value of the loss reserves, we record a reduction in our estimates of net ultimate losses. Included in the net paid losses and released case and LAE reserves were 10 commutations that resulted in a net reduction of ultimate losses of $10.8 million.
Marine, aviation and transit - We experienced $31.1 million of favorable development in our marine, aviation and transit line of business. The reduction in net ultimate loss reserves was driven by a number of favorable outcomes on certain large claims from our London based portfolios and better actual than expected experience of reported losses across most reserve segments which led to releases of IBNR reserves as a result of our annual actuarial analyses.
General casualty - Our general casualty line of business experienced $25.7 million in favorable loss development which was the result of better actual than expected claim emergence across several portfolios including a new portfolio acquired in 2020 that underwent its first actuarial analysis by our outside actuarial consultant. To date, we have not experienced adverse social inflation in our general casualty line of business since we are generally proactive in settling claims early for fair value which reduces legal costs for both the defendant and plaintiff.
Motor - The experience in the motor line was adverse by $147.8 million due to higher than expected severity related to a recent assumed loss portfolio transfer transaction. The case reserves were significantly strengthened when we transferred the claim handling to a new third-party administrator with specialist experience in commercial automobile exposures. Along with the new third-party administrator, we have implemented several claim initiatives aimed at reducing defense costs, settling claims earlier, lowering claims severity and increased governance and technical oversight.
Other significant components of the 2020 net incurred losses and LAE include losses related to 2020 net earned premium of $30.2 million and 15 commutations in lines other than workers’ compensation resulting in a decrease of $12.3 million.
Year Ended December 31, 2019
The following table shows the components of the 2019 reduction in estimates of net ultimate losses related to prior periods by line of business for the Run-off segment.

	2019
	Net losses paid	Net change in case and LAE reserves	Net change in IBNR reserves	Increase (reduction) in estimates of net ultimate losses
Asbestos	$118,557	$35,003	$(146,749)	$6,811
Environmental	16,899	13,796	(15,707)	14,988
General Casualty	175,044	(89,968)	(91,818)	(6,742)
Workers' Compensation	208,961	(156,435)	(188,944)	(136,418)
Marine, aviation and transit	82,058	(77,958)	(24,508)	(20,408)
Construction defect	32,078	(8,313)	(25,025)	(1,260)
Professional indemnity/ Directors & Officers	103,413	(36,986)	(104,984)	(38,557)
Motor	276,563	(134,127)	(179,887)	(37,451)
Property	94,093	(73,259)	(7,358)	13,476
All Other	75,138	(25,749)	(62,913)	(13,524)
Total	$1,182,804	$(553,996)	$(847,893)	$(219,085)

The significant drivers of the 2019 reduction in estimates of net ultimate losses are explained below.
Workers' Compensation - A $136.4 million reduction in estimates of net ultimate losses in our workers' compensation line of business arose across multiple portfolios, where reported loss development was generally significantly less than expected development. The lower than expected actual development was driven by significant proactive settlement activity on individual claimants where we were able to settle claims lower than the case reserve estimates. For example, in two of our portfolios we observed favorable reported loss development, where we paid $39.3 million in loss payments to release a corresponding $53.6 million of associated case reserves for $14.3 million in favorable reported loss development. These settlement activities and the favorable actual loss development versus expected loss development, led to a change in the actuarial assumptions in the annual reserve study that reflect this favorable loss development.
We also continue to actively seek to commute policies in our workers' compensation line of business when possible, and where the commutation of the policy is settled at a level below the carried value of the loss reserves, we record a reduction in our estimates of net ultimate losses. During 2019, we completed 6 commutations across several workers' compensation portfolios that contributed to a $6.1 million reduction in estimates of net ultimate losses.
Professional Indemnity/Directors & Officers - A $38.6 million reduction in estimates of net ultimate losses in our professional indemnity/directors’ & officers’ line of business arose based on the annual actuarial analysis which reflected the better than expected loss development during 2019. As part of the reserve analysis, an in-depth review of recently acquired portfolios’ ceded reinsurance programs led to an increase in the ceded reinsurance asset of $13.5 million, which is a reduction in net ultimate losses.
Asbestos - A $6.8 million increase in estimates of net ultimate losses in our asbestos line of business arose primarily due to changes in our actuarial assumptions related to dismissal rates. During 2019, the number of new defendants and filed claims was less than expected, but this was offset by a lowering of the dismissal rate. In asbestos, the dismissal rates are extremely high as many of the claims do not have merit against the insured. However, we have seen a trend in both US and UK exposure of the dismissal rate decreasing in the range of 2 to 3 percentage points.
Similar to workers’ compensation business, during 2019, we completed 6 commutations across several portfolios that contributed to a $9.8 million reduction in estimates of net ultimate losses.
Other - All other line of business changes in estimates of net ultimate losses were primarily due to the application of our reserving methodologies, favorable actual versus expected loss development and proactive claim management.
Other significant components of the 2019 net incurred losses and LAE include losses related to 2019 net earned premium of $123.6 million
Year Ended December 31, 2018
The following table shows the components of the 2018 reduction in estimates of net ultimate losses related to prior periods by line of business for the Run-off segment.

	2018
	Net losses paid	Net change in case and LAE reserves	Net change in IBNR reserves	Increase (reduction) in estimates of net ultimate losses
Asbestos	$108,248	$(21,535)	$(151,662)	$(64,949)
Environmental	21,273	479	(7,599)	14,153
General Casualty	141,624	(115,240)	(60,828)	(34,444)
Workers' Compensation	139,226	(178,138)	(115,648)	(154,560)
Marine, aviation and transit	67,831	(44,200)	(21,188)	2,443
Construction defect	22,182	(7,257)	(33,146)	(18,221)
Professional indemnity/ Directors & Officers	161,797	(11,159)	(130,957)	19,681
Motor	104,182	(109,962)	(34,215)	(39,995)
Property	22,178	(24,271)	(11,497)	(13,590)
All Other	50,271	(40,841)	(6,387)	3,043
Total	$838,812	$(552,124)	$(573,127)	$(286,439)

The significant drivers of the 2018 reduction in estimates of net ultimate losses are explained below.
Workers' Compensation - The $154.6 million reduction in estimates of net ultimate losses in our workers' compensation line of business arose across multiple portfolios, where reported incurred loss development was generally significantly less than expected. When actual development is less than expected for a sustained period of time across a significant volume of exposures, an updated actuarial analysis tends to indicate reductions in IBNR reserves. Updates to actuarial analysis, factoring in the less-than-expected reported incurred loss development for the year, is the primary driver of the reduction to our Workers' Compensation net ultimate loss estimates.
For certain of our portfolios, the lower than expected actual development was driven by significant proactive settlement activity on individual claimants where we were able to close open claims earlier than was indicated by our original payout patterns, and in other portfolios, based on the review of recent loss development activity we revised our actuarial development "tail factor" assumption, which led to a reduction in net ultimate losses. For example, in one portfolio we observed favorable incurred loss development, primarily relating to accident years 1995 through 2005 where we paid $22.7 million in loss payments to release a corresponding $37.0 million of associated case reserves for $14.3 million in favorable incurred loss development.
For acquired portfolios of workers' compensation business, we have utilized our subsidiary, Paladin Managed Care Services ("Paladin"), to assist us in reviewing claims. Paladin generally produces savings related to medical expense liabilities over and above savings achieved by prior vendors of such services, and the savings lead to actual development that is less than expected, thereby driving reductions to the estimates of net ultimate losses. In one particular program, our claims personnel pursued a proactive strategy of settling with numerous workers' compensation claimants whose injuries arose in recent accident years. For this portfolio, the claims team reduced the open inventory of claims by 78% during 2018. This reduction in exposure, when incorporated into an updated actuarial analysis, led to a reduction in our estimate of ultimate net losses of $30.2 million, primarily relating to accident years 2010 through 2014.
We also continue to actively seek commutations on policies when possible, and where the commutation of the policy is settled at a level below the carried value of the loss reserves, we record a reduction in our estimates of net ultimate losses. During 2018, we completed 7 commutations across several portfolios that contributed to an $11.2 million the reduction in estimates of net ultimate losses.
Asbestos - The $64.9 million reduction in estimates of net ultimate losses in our asbestos line of business arose primarily due to one asbestos portfolio where lower than expected volume of claims reported and a lower than expected severity on claims settled in the period, when projected to net ultimate losses through actuarial methodologies, resulted in a significant reduction in estimates of net ultimate losses. The volume of claims reported was 3% less than expected and the average cost per claim was 5% less than expected. Across our other asbestos portfolios, we completed 8 commutations and 2 policy buy-backs contributing to a $9.5 million reduction in estimates of net ultimate losses.
Other - All other line of business changes in estimates of net ultimate losses were primarily due to the application of our reserving methodologies, favorable actual versus expected loss development, claim management and commutations.
Disclosures of Incurred and Paid Loss Development, IBNR, Claims Counts and Payout Percentages
The following tables provide a breakdown of gross and net losses and LAE reserves, consisting of Outstanding Loss Reserve ("OLR") and IBNR by line of business and adjustments for ULAE, as of December 31, 2020 and 2019:

	2020
	Gross			Net
	OLR	IBNR	Total	OLR	IBNR	Total
	(in thousands of U.S. dollars)
Asbestos	$544,438	$1,234,101	$1,778,539	$464,102	$1,122,021	$1,586,123
Environmental	184,783	118,111	302,894	164,709	100,339	265,048
General casualty	610,437	1,279,991	1,890,428	492,039	1,247,662	1,739,701
Workers' compensation/personal accident	1,087,324	918,238	2,005,562	912,068	776,941	1,689,009
Marine, aviation and transit	271,469	73,081	344,550	229,464	56,414	285,878
Construction defect	23,380	85,578	108,958	23,109	83,039	106,148
Professional indemnity/Directors & Officers	764,768	336,705	1,101,473	526,333	307,349	833,682
Motor	619,682	355,044	974,726	451,097	283,576	734,673
Property	116,398	35,832	152,230	97,826	34,182	132,008
Other	217,746	204,819	422,565	141,448	121,893	263,341
	$4,440,425	$4,641,500	$9,081,925	$3,502,195	$4,133,416	$7,635,611
ULAE			350,600			333,913
Total			$9,432,525			$7,969,524

	2019
	Gross			Net
	OLR	IBNR	Total	OLR	IBNR	Total
	(in thousands of U.S. dollars)
Asbestos	$542,681	$1,373,678	$1,916,359	$490,117	$1,271,982	$1,762,099
Environmental	187,165	156,121	343,286	173,878	142,351	316,229
General casualty	501,863	489,129	990,992	399,396	421,426	820,822
Workers' compensation/personal accident	1,270,530	977,808	2,248,338	963,578	751,074	1,714,652
Marine, aviation and transit	290,067	121,577	411,644	244,611	100,135	344,746
Construction defect	29,772	98,312	128,084	29,245	94,888	124,133
Professional indemnity/Directors & Officers	693,760	265,490	959,250	485,478	170,926	656,404
Motor	480,668	233,806	714,474	317,829	165,543	483,372
Property	140,620	63,604	204,224	122,010	56,450	178,460
Other	269,956	165,882	435,838	208,647	97,573	306,220
	$4,407,082	$3,945,407	$8,352,489	$3,434,789	$3,272,348	$6,707,137
ULAE			331,494			331,494
Total			$8,683,983			$7,038,631
In addition to the breakdown of our Run-off reserves by line of business we also monitor our reserves by acquisition year. The acquisition year is the year in which the net reserves were acquired via a business acquisition or assumed via a retroactive reinsurance agreement. By analyzing the loss development tables by acquisition year on a prospective basis, the impact of the take-on positions from year to year does not distort the loss development tables.
The following table provides a summary of our net loss reserves, prior to provisions for bad debt and ULAE as of December 31, 2020, by year of acquisition and by significant line of business:

	Acquisition Year
	2010 and Prior	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total
Asbestos	$142,028	$—	$—	$7,767	$—	$—	$407,958	$726,901	$1,105	$277,947	$—	$1,563,706
Environmental	42,356	—	—	—	—	—	89,865	22,891	11,203	95,072	—	261,387
General casualty	52,582	13,270	9,983	16,696	31,610	34,704	3,727	44,551	228,419	218,995	1,077,908	1,732,445
Workers' compensation/personal accident	42,908	125,649	—	48,207	—	287,653	219,157	53,659	322,737	387,438	199,864	1,687,272
Marine, aviation and transit	8,760	2,747	—	(188)	10,592	1,616	32	77,321	106,431	56,709	19,848	283,868
Construction defect	43	—	—	—	—	36,258	14,289	18,836	—	36,709	—	106,135
Professional indemnity/Directors & Officers	7,539	9,564	23,210	—	20,942	—	76,314	—	331,676	130,906	232,934	833,085
Motor	12,452	201	276	—	1,465	13,147	—	3,710	260,797	17,899	422,321	732,268
Property	3,301	161	7,008	—	18,165	3,880	465	(114)	47,270	39,286	10,887	130,309
All Other	17,473	854	2,696	4,260	9,676	6,959	23,582	94,499	18,222	78,474	—	256,695
Total	$329,442	$152,446	$43,173	$76,742	$92,450	$384,217	$835,389	$1,042,254	$1,327,860	$1,339,435	$1,963,762	$7,587,170
The table below reconciles the net loss reserves, prior to provisions for bad debt and ULAE as of December 31, 2020, by significant line of business to the line of business table presented above:

	2020
	Total Net Reserves per all Acquisition Years	Provision for Bad Debt	Total Net Reserves
Asbestos	$1,563,706	$22,417	$1,586,123
Environmental	261,387	3,661	265,048
General casualty	1,732,445	7,256	1,739,701
Workers' compensation/personal accident	1,687,272	1,737	1,689,009
Marine, aviation and transit	283,868	2,010	285,878
Construction defect	106,135	13	106,148
Professional indemnity/Directors & Officers	833,085	597	833,682
Motor	732,268	2,405	734,673
Property	130,309	1,699	132,008
All Other	256,695	6,646	263,341
Total	$7,587,170	$48,441	$7,635,611

Loss development tables have been provided for acquisition years 2011 through 2020. In addition, for the acquisition years presented, we have also provided additional loss development tables for lines of business within those acquisition years which had net loss reserve balances that were deemed to be significant as of December 31, 2020 as follows:
•General casualty - 2018, 2019 and 2020 acquisition years;
•Workers' compensation - 2015, 2016, 2018 and 2019 acquisition years;
•Motor - 2018 and 2020 acquisition years; and
•Professional indemnity and directors and officers - 2018 and 2020 acquisition years.
Our Run-off segment is unique within the insurance industry in that legacy reserves are continuously being acquired and added to this segment through business acquisitions or through retroactive reinsurance agreements. Accordingly, it would not be appropriate to extrapolate redundancies or deficiencies into the future from the loss development tables provided below. Acquired and assumed reserves arising from business acquisitions and retroactive reinsurance agreements are presented on a full prospective basis.
The following tables set forth information about incurred and paid loss development, total IBNR reserves and cumulative loss frequency related to our 2011 through 2020 acquisition years within the Run-off segment as of December 31, 2020. In addition, we have also presented loss development tables for the significant lines of business within certain acquisition years. The information related to incurred and paid loss development for the years ended December 31, 2011 through 2019 is presented as supplementary information and is therefore unaudited.
Business Acquired and Contracts Incepting in the Year Ended December 31, 2011

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance												As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2011 (unaudited)	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$597,263	$621,819	$589,004	$489,877	$426,777	$375,227	$319,423	$274,136	$261,234	$240,808	$229,458	$17,493	112,837
2011	—	102	36	45	54	61	71	79	86	93	100	—	19
2012	—		122	11	10	10	10	17	18	17	17	—	7
2013	—			23	43	15	15	15	15	15	15	—	16
2014	—				1	3	3	3	18	15	14	2	14
2015	—					—	(2)	(2)	32	24	19	—	1
2016	—						2	(139)	(111)	(99)	(88)	7	2
2017	—							—	21	15	17	1	2
2018	—								7	8	8	1	1
2019	—									—	2	1	1
2020	—										2	1	1
	$597,263										$229,564	$17,506	112,901

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For The Years Ended December 31,
Accident Year		2011 (unaudited)	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$58,934	$98,969	$90,711	$24,238	$19,370	$27,563	$19,697	$31,108	$56,741	$77,051
2011		27	36	46	54	61	71	79	86	93	100
2012			6	10	10	10	10	17	17	17	17
2013				6	11	15	15	15	15	15	15
2014					1	3	3	3	4	7	7
2015						(1)	(2)	(2)	2	11	18
2016							2	(153)	(125)	(114)	(105)
2017								—	3	6	10
2018									1	4	5
2019										—	—
2020											—
											$77,118
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance											$152,446
Business Acquired and Contracts Incepting in the Year Ended December 31, 2012

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance											As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$326,229	$328,419	$321,295	$312,510	$297,081	$286,660	$277,778	$269,004	$263,472	$252,318	$10,889	47,773
2011	1,487	1,466	1,336	1,182	1,095	1,072	1,049	1,032	1,032	1,032	—	5
2012	55	81	49	363	344	406	397	167	167	167	—	6
2013	—		946	119	427	433	421	136	136	136	—	5
2014	(60)			2,991	3,108	1,552	1,300	1,195	1,146	1,068	1	7
2015	—				729	1,517	739	739	739	739	—	5
2016	(485)					67	1,266	1,113	1,059	445	37	2
2017	—						75	167	100	100	—	4
2018	(59)							—	154	74	4	1
2019	(123)								274	145	11	4
2020	—									164	—	3
	$327,044									$256,388	$10,942	47,815

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For The Years Ended December 31,
Accident Year		2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$3,194	$70,440	$112,966	$144,553	$169,781	$180,270	$194,011	$204,482	$209,656
2011		120	496	742	866	928	990	1,032	1,032	1,032
2012		31	49	49	52	167	167	167	167	167
2013			109	119	136	136	136	136	136	136
2014				67	224	459	675	864	989	1,053
2015					112	117	739	739	739	739
2016						3	56	98	98	98
2017							13	43	100	100
2018								—	30	34
2019									18	36
2020										164
										$213,215
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance										$43,173
Business Acquired and Contracts Incepting in the Year Ended December 31, 2013

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance										As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$320,974	$349,297	$354,585	$361,812	$356,522	$340,248	$326,851	$313,347	$314,497	$16,353	56,441
2011	96,929	102,288	100,482	100,243	95,848	87,913	86,403	85,919	81,616	2,700	11,185
2012	131,119	127,323	121,364	118,085	114,772	110,045	107,853	108,025	105,564	1,831	10,423
2013	13,062	90,739	91,634	88,920	85,791	81,732	80,036	80,091	79,174	1,073	5,656
2014	—		4,514	3,714	3,425	16,800	16,225	16,304	16,269	55	174
2015	—			265	280	982	329	250	237	42	2
2016	—				103	71	70	69	69	1	1
2017	—					30	13	13	13	—	1
2018	—						22	17	18	—	1
2019	—							13	15	—	1
2020	—								61	4	1
	$562,084								$597,533	$22,059	83,886

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For The Years Ended December 31,
Accident Year		2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$74,418	$134,409	$186,762	$222,891	$229,942	$243,755	$249,023	$258,436
2011		30,323	52,455	63,952	70,498	75,055	77,290	79,112	73,282
2012		33,361	59,095	74,663	86,916	92,445	96,780	99,781	98,096
2013		17,022	37,653	52,638	62,876	68,866	71,487	74,556	74,472
2014			993	1,747	2,256	15,804	15,959	16,123	16,164
2015				43	102	112	165	190	191
2016					34	64	65	66	67
2017						9	13	13	13
2018							13	17	18
2019								8	15
2020									37
									$520,791
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance									$76,742
Business Acquired and Contracts Incepting in the Year Ended December 31, 2014

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance									As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$142,341	$133,678	$123,973	$155,274	$142,256	$141,058	$145,889	$144,874	$6,454	12,014
2011	74,248	129,149	154,394	134,137	136,257	137,806	139,997	135,181	10,057	6,228
2012	141,597	147,347	178,577	187,062	179,745	165,821	162,740	160,769	10,449	6,393
2013	86,920	76,313	95,125	83,564	88,189	90,387	88,391	90,951	8,947	3,173
2014	—	13,802	9,554	14,506	7,438	6,590	6,954	7,098	1,708	1,112
2015	—		33,549	15,553	20,741	18,929	17,206	17,090	72	183
2016	—			330	1,108	4,594	771	724	89	45
2017	—				5,078	3,893	8,200	8,463	24	37
2018	—					6	5	82	—	19
2019	—						—	—	—	10
2020	—							—	—	6
	$445,106							$565,232	$37,800	29,220

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For The Years Ended December 31,
Accident Year		2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$36,509	$82,699	$103,197	$118,857	$120,309	$121,847	$127,622
2011		84,031	109,675	110,575	113,701	120,155	123,335	123,364
2012		47,495	90,307	120,910	130,001	130,105	133,900	133,026
2013		21,752	40,817	48,223	56,941	65,073	65,625	66,225
2014		1,462	2,504	3,293	3,989	6,147	6,660	6,654
2015			1,741	4,308	11,566	13,371	13,417	13,473
2016				20	556	558	561	559
2017					537	1,541	1,238	1,778
2018						5	5	81
2019							—	—
2020								—
								$472,782
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance								$92,450
Business Acquired and Contracts Incepting in the Year Ended December 31, 2015

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance								As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$1,003,949	$933,328	$640,324	$594,466	$564,502	$521,598	$505,379	$49,461	13,557
2011	124,727	137,429	131,303	129,657	128,155	128,672	126,764	14,306	5,587
2012	179,136	187,488	197,895	201,017	194,277	193,553	192,426	18,110	4,885
2013	229,590	189,838	196,582	199,983	189,737	185,101	184,590	13,855	4,699
2014	144,392	143,193	137,668	142,937	137,541	152,478	147,567	7,413	7,783
2015	23,750	70,276	69,322	66,152	64,974	69,465	73,256	6,959	10,997
2016	—		14,872	13,141	13,440	14,576	12,868	2,178	14,283
2017	—			4,095	4,527	5,277	6,860	345	3,534
2018	—				3,055	1,889	1,805	985	400
2019	—					1,838	1,873	1,831	51
2020	—						1,951	1,962	3
	$1,705,544						$1,255,339	$117,405	65,779

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For The Years Ended December 31,
Accident Year		2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$32,819	$83,350	$134,737	$166,983	$195,205	$220,984
2011		33,827	55,115	71,023	86,397	98,000	105,178
2012		52,728	94,831	119,520	142,358	158,620	168,213
2013		46,761	89,930	120,509	145,788	159,767	164,215
2014		30,747	64,475	91,016	109,451	125,619	133,094
2015		20,653	38,709	46,668	51,994	59,963	63,181
2016			5,603	7,371	8,687	9,861	10,321
2017				2,321	3,925	4,767	5,047
2018					567	862	820
2019						45	65
2020							4
							$871,122
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance							$384,217
Business Acquired and Contracts Incepting in the Year Ended December 31, 2015 - Workers' Compensation

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance								As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$953,178	$868,509	$569,692	$518,764	$490,534	$449,380	$434,422	$40,504	8,605
2011	76,789	73,723	69,009	68,013	66,781	67,741	65,825	3,685	1,241
2012	120,298	110,007	108,251	106,625	100,187	99,212	98,733	4,613	1,809
2013	146,237	124,726	122,238	121,010	113,056	112,677	113,414	5,595	2,386
2014	82,141	86,852	82,038	83,095	78,389	78,948	80,307	1,513	3,686
2015	4,089	18,647	12,623	13,488	12,295	11,309	11,337	557	2,900
2016	—		873	955	583	536	514	52	38
2017	—			358	61	41	33	13	10
2018	—				—	5	3	—	1
2019	—					1	3	1	1
2020	—						—	—	—
	$1,382,732						$804,591	$56,533	20,677

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For The Years Ended December 31,
Accident Year		2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$20,630	$65,008	$107,906	$132,025	$155,329	$177,205
2011		16,032	30,462	39,635	50,470	55,595	58,420
2012		25,103	52,851	66,092	79,367	88,369	91,332
2013		27,737	55,675	75,065	91,559	100,890	104,265
2014		17,824	38,051	53,308	65,561	72,696	75,781
2015		3,034	5,672	7,917	9,169	9,248	9,461
2016			134	363	417	447	452
2017				2	10	18	19
2018					—	1	2
2019						—	1
2020							—
							$516,938
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance							$287,653
Business Acquired and Contracts Incepting in the Year Ended December 31, 2016

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance							As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$1,304,938	$1,316,544	$1,346,575	$1,321,289	$1,322,161	$1,361,353	$305,042	24,449
2011	17,291	17,291	19,920	19,754	18,829	18,609	2,266	861
2012	13,717	13,717	17,020	14,765	12,717	13,037	1,829	809
2013	373	373	1,312	1,237	1,120	914	603	127
2014	391	391	1,380	1,056	869	817	310	57
2015	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—
2017	—		—	—	—	—	—	—
2018	—			—	—	—	—	—
2019	—				—	—	—	—
2020	—					—	—	—
	$1,336,710					$1,394,730	$310,050	26,303

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Years Ended December 31,
Accident Year		2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$101,098	$222,703	$331,218	$445,770	$536,987
2011		2,758	6,647	8,218	9,691	13,098
2012		2,734	5,206	6,461	7,587	8,492
2013		145	191	278	285	301
2014		178	207	284	366	463
2015		—	—	—	—	—
2016		—	—	—	—	—
2017			—	—	—	—
2018				—	—	—
2019					—	—
2020						—
						$559,341
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance						$835,389
Business Acquired and Contracts Incepting in the Year Ended December 31, 2016 - Workers' Compensation

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance							As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$437,457	$437,805	$403,319	$391,476	$382,446	$367,109	$19,015	9,452
2011	15,376	15,376	16,399	16,501	16,327	16,472	1,374	469
2012	13,074	13,074	15,465	13,276	11,379	11,256	1,020	612
2013	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—
2017	—		—	—	—	—	—	—
2018	—			—	—	—	—	—
2019	—				—	—	—	—
2020	—					—	—	—
	$465,907					$394,837	$21,409	10,533

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Years Ended December 31,
Accident Year		2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$35,518	$65,264	$90,599	$127,081	$155,433
2011		2,631	5,871	7,305	8,756	12,130
2012		2,638	5,028	6,247	7,382	8,117
2013		—	—	—	—	—
2014		—	—	—	—	—
2015		—	—	—	—	—
2016		—	—	—	—	—
2017			—	—	—	—
2018				—	—	—
2019					—	—
2020						—
						$175,680
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance						$219,157
Business Acquired and Contracts Incepting in the Year Ended December 31, 2017

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance						As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$1,507,609	$1,433,301	$1,351,451	$1,364,113	$1,349,226	$749,197	31,566
2011	40,743	29,274	25,389	27,316	26,942	5,834	8
2012	43,653	35,470	31,238	29,456	28,485	3,744	10
2013	35,671	30,338	28,139	24,707	29,829	1,860	11
2014	32,858	20,315	16,984	15,996	16,342	2,287	20
2015	8,808	6,494	7,002	6,295	6,043	234	8
2016	362	(4)	126	919	1,074	394	3
2017	—	174	—	—	—	—	1
2018	—		—	—	—	—	—
2019	—			—	—	—	—
2020	—				—	—	—
	$1,669,704				$1,457,941	$763,550	31,627

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Years Ended December 31,
Accident Year		2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$85,514	$175,630	$257,071	$334,586
2011		4,125	9,257	12,971	15,407
2012		10,348	15,372	18,605	21,076
2013		9,509	15,714	21,280	25,832
2014		6,482	8,986	11,559	12,668
2015		1,361	3,720	4,687	5,582
2016		(56)	66	434	536
2017		4	—	—	—
2018			—	—	—
2019				—	—
2020					—
					$415,687
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance					$1,042,254
Business Acquired and Contracts Incepting in the Year Ended December 31, 2018

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance					As of December 31, 2020
		For the Year Ended December 31,
Accident Year	Total Net Reserves Acquired	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$662,009	$497,101	$476,164	$409,505	$50,970	223,572
2011	164,556	150,408	150,388	147,796	16,240	14,072
2012	232,116	224,955	224,959	225,528	29,903	14,382
2013	272,732	274,377	268,237	250,013	35,175	16,126
2014	419,593	462,858	439,396	415,829	38,688	19,463
2015	365,429	483,489	480,093	496,187	62,476	24,768
2016	173,309	175,428	178,061	169,872	36,090	2,026
2017	207,040	207,190	205,466	204,490	55,056	4,163
2018	315,659	315,659	285,038	282,279	53,287	4,929
2019	—		68,271	68,041	9,762	1,634
2020	—			—	—	—
	$2,812,443			$2,669,540	$387,647	325,135

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Year Ended December 31,
Accident Year		2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$50,515	$86,132	$81,554
2011		26,236	53,151	65,522
2012		31,772	81,356	106,297
2013		41,544	96,968	133,398
2014		90,689	188,721	235,787
2015		95,688	199,373	269,559
2016		6,854	63,982	93,705
2017		56	72,800	113,770
2018		—	139,815	191,442
2019			39,099	50,646
2020				—
				$1,341,680
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance				$1,327,860
Business Acquired and Contracts Incepting in the Year Ended December 31, 2018 - General Casualty

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance					As of December 31, 2020
		For the Year Ended December 31,
Accident Year	Total Net Reserves Acquired	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$130,049	$74,102	$70,937	$67,933	$4,827	47,893
2011	18,044	16,554	16,650	15,855	151	1,421
2012	37,454	33,433	29,123	29,760	3,270	1,593
2013	43,301	56,092	46,596	46,999	4,352	1,596
2014	66,562	80,896	74,947	68,535	5,802	2,291
2015	79,191	94,124	104,790	109,694	14,188	3,594
2016	28,825	28,825	36,585	36,684	10,075	253
2017	37,209	37,209	41,664	43,174	14,554	230
2018	39,888	39,888	40,753	39,157	11,605	182
2019	—		6,767	6,187	394	34
2020	—			—	—	—
	$480,523			$463,978	$69,218	59,087

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Year Ended December 31,
Accident Year		2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$9,164	$18,817	$29,840
2011		2,349	7,115	11,018
2012		1,281	11,453	14,383
2013		10,404	19,938	27,717
2014		13,766	27,833	41,899
2015		15,494	31,535	49,860
2016		—	14,109	18,916
2017		—	11,048	21,130
2018		—	8,879	17,455
2019			2,373	3,341
2020				—
				$235,559
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance				$228,419
Business Acquired and Contracts Incepting in the Year Ended December 31, 2018 - Workers' Compensation

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance					As of December 31, 2020
		For the Year Ended December 31,
Accident Year	Total Net Reserves Acquired	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$131,873	$122,831	$129,280	$131,775	$39,843	2,098
2011	29,897	28,685	29,981	27,203	9,067	401
2012	28,749	29,181	27,676	26,833	10,597	468
2013	38,029	38,554	38,093	35,212	13,243	869
2014	65,049	66,346	57,163	52,797	17,605	1,345
2015	38,851	39,379	35,235	33,253	13,026	1,464
2016	44,686	44,686	38,945	37,714	15,857	892
2017	52,360	52,360	49,156	45,529	23,004	998
2018	65,075	65,075	60,923	59,768	19,310	886
2019	—		20,889	21,417	4,445	383
2020	—			—	—	—
	$494,569			$471,501	$165,997	9,804

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Year Ended December 31,
Accident Year		2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$604	$11,788	$21,726
2011		2,281	5,592	9,418
2012		516	5,508	7,941
2013		1,525	7,773	12,280
2014		3,260	14,687	21,380
2015		1,403	4,355	9,844
2016		—	3,666	7,176
2017		—	5,900	9,088
2018		—	28,725	34,317
2019			13,483	15,594
2020				—
				$148,764
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance				$322,737
Business Acquired and Contracts Incepting in the Year Ended December 31, 2018 - Motor

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance					As of December 31, 2020
		For the Year Ended December 31,
Accident Year	Total Net Reserves Acquired	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$43,818	$31,489	$30,036	$33,230	$2,599	1,323
2011	48,231	38,092	37,707	36,301	2,031	1,239
2012	65,427	58,006	63,786	59,276	5,862	1,641
2013	78,456	71,276	65,012	55,345	5,744	683
2014	116,677	103,761	90,902	84,459	5,243	1,260
2015	135,855	133,493	132,167	132,165	15,246	1,510
2016	93,164	95,283	97,040	91,600	9,824	732
2017	100,321	100,471	99,135	102,038	16,628	2,797
2018	180,471	180,471	157,556	160,143	21,609	3,731
2019	—		39,757	39,647	4,955	1,200
2020	—			—	—	—
	$862,420			$794,204	$89,741	16,116

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Year Ended December 31,
Accident Year		2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$7,460	$13,722	$16,655
2011		6,060	12,980	15,464
2012		12,380	24,433	31,136
2013		11,114	29,311	35,186
2014		22,393	49,089	60,254
2015		21,712	61,928	84,976
2016		6,854	43,851	65,287
2017		56	48,661	73,440
2018		—	86,861	120,041
2019			22,687	30,968
2020				—
				$533,407
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance				$260,797
Business Acquired and Contracts Incepting in the Year Ended December 31, 2018 - Professional Indemnity/Directors & Officers

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance					As of December 31, 2020
		For the Year Ended December 31,
Accident Year	Total Net Reserves Acquired	2018 (unaudited)	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$236,568	$137,394	$147,383	$143,585	$(3,639)	56,674
2011	46,512	52,553	48,884	51,600	3,185	3,762
2012	57,937	70,636	69,641	74,884	4,399	3,285
2013	59,457	63,284	78,933	76,291	10,543	3,257
2014	88,173	111,193	107,411	114,621	11,523	3,619
2015	47,337	100,975	81,272	85,394	15,074	3,990
2016	—	—	—	—	—	—
2017	—	—	—	—	—	—
2018	—	—	—	—	—	—
2019	—		—	—	—	—
2020	—			—	—	—
	$535,984			$546,375	$41,085	74,587

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Year Ended December 31,
Accident Year		2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior		$29,359	$54,157	$28,528
2011		13,123	20,017	22,250
2012		16,382	23,237	33,794
2013		10,987	21,919	34,269
2014		22,734	39,601	61,024
2015		14,245	26,595	34,834
2016		—	—	—
2017		—	—	—
2018		—	—	—
2019			—	—
2020				—
				$214,699
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance				$331,676
Business Acquired and Contracts Incepting in the Year Ended December 31, 2019

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance				As of December 31, 2020
		For the Year Ended December 31,
Accident Year	Total Net Reserves Acquired	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$652,608	$630,171	$628,495	$272,910	74,742
2011	49,873	40,554	35,876	8,773	15,218
2012	73,098	54,301	49,349	12,905	12,329
2013	112,031	93,213	88,066	29,931	14,952
2014	137,324	137,478	127,704	53,814	17,624
2015	179,651	188,833	196,007	80,816	25,081
2016	253,099	295,011	260,473	118,653	32,057
2017	116,386	116,386	116,386	116,386	2
2018	162,744	162,744	162,744	162,744	2
2019	—	54,571	64,595	6,155	1,679
2020	—		27,975	5,483	1,020
	$1,736,814		$1,757,670	$868,570	194,706

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Year Ended December 31,
Accident Year		2019 (unaudited)	2020
2010 and Prior		$26,817	$106,195
2011		4,786	8,100
2012		6,886	9,565
2013		13,540	20,906
2014		28,188	47,310
2015		33,417	63,994
2016		56,125	84,592
2017		—	—
2018		—	—
2019		25,595	55,912
2020			21,661
			$418,235
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance			$1,339,435
Business Acquired and Contracts Incepting in the Year Ended December 31, 2019 - General Casualty

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance				As of December 31, 2020
		For the Year Ended December 31,
Accident Year	Total Net Reserves Acquired	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$12,765	$9,788	$9,994	$1,620	1,424
2011	12,321	9,490	7,979	3,587	796
2012	18,107	14,471	13,786	8,214	1,165
2013	23,750	18,230	20,960	8,897	313
2014	33,767	31,181	29,341	16,377	905
2015	58,818	45,936	41,158	18,055	2,003
2016	48,606	64,159	58,061	32,692	3,134
2017	32,188	32,188	32,188	32,188	1
2018	45,010	45,010	45,010	45,010	1
2019	—	1,750	1,873	510	225
2020	—		1,118	267	411
	$285,332		$261,468	$167,417	10,378

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Year Ended December 31,
Accident Year		2019 (unaudited)	2020
2010 and Prior		$2,230	$2,894
2011		810	1,869
2012		3,326	6,604
2013		3,499	5,813
2014		3,878	8,155
2015		4,421	5,121
2016		4,894	10,723
2017		—	—
2018		—	—
2019		—	841
2020			453
			$42,473
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance			$218,995
Business Acquired and Contracts Incepting in the Year Ended December 31, 2019 - Workers' Compensation

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance				As of December 31, 2020
		For the Year Ended December 31,
Accident Year	Total Net Reserves Acquired	2019 (unaudited)	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$5,860	$4,420	$4,551	$1,938	9,869
2011	2,474	2,410	2,409	2,342	1,082
2012	6,280	6,176	6,176	6,991	1,640
2013	16,738	18,339	15,980	14,415	2,897
2014	35,023	35,426	35,556	31,501	3,410
2015	57,194	56,171	57,314	48,840	4,802
2016	87,702	85,530	84,862	70,769	4,829
2017	84,197	84,197	84,197	84,197	1
2018	117,734	117,734	117,734	117,734	1
2019	—	—	—	—	—
2020	—		2,045	—	189
	$413,202		$410,824	$378,727	28,720

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Year Ended December 31,
Accident Year		2019 (unaudited)	2020
2010 and Prior		$607	$696
2011		22	23
2012		22	63
2013		458	572
2014		3,080	3,443
2015		3,549	6,325
2016		7,337	12,137
2017		—	—
2018		—	—
2019		—	—
2020			127
			$23,386
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance			$387,438
Business Acquired and Contracts Incepting in the Year Ended December 31, 2020

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance			As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$256,228	$169,601	$91,688	47
2011	26,488	26,983	25,162	36
2012	58,128	58,241	53,749	74
2013	68,683	63,922	47,944	140
2014	100,054	102,600	83,249	201
2015	161,383	161,352	113,476	384
2016	210,661	205,305	120,481	816
2017	316,751	342,330	168,832	1,770
2018	432,590	575,706	305,471	3,108
2019	344,495	343,168	301,463	1,351
2020	166,946	168,091	144,090	1,481
	$2,142,407	$2,217,299	$1,455,605	9,408

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Years Ended December 31,
Accident Year		2020
2010 and Prior		$2,310
2011		54
2012		601
2013		4,283
2014		5,975
2015		12,253
2016		33,985
2017		73,001
2018		111,871
2019		1,509
2020		7,695
		$253,537
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance		$1,963,762
Business Acquired and Contracts Incepting in the Year Ended December 31, 2020 - General Casualty

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance			As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$43,511	$43,849	$36,455	36
2011	26,434	26,928	25,133	29
2012	55,478	55,591	51,130	60
2013	60,872	56,111	41,186	122
2014	87,620	90,182	71,022	185
2015	140,583	139,947	96,032	280
2016	142,395	143,156	100,293	394
2017	142,862	137,097	112,135	439
2018	141,803	138,267	133,942	316
2019	202,521	201,174	179,284	388
2020	83,021	82,598	77,737	338
	$1,127,100	$1,114,900	$924,349	2,587

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Years Ended December 31,
Accident Year		2020
2010 and Prior		$522
2011		54
2012		601
2013		3,258
2014		5,983
2015		10,230
2016		9,125
2017		4,149
2018		400
2019		203
2020		2,467
		$36,992
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance		$1,077,908
Business Acquired and Contracts Incepting in the Year Ended December 31, 2020 - Motor

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance			As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$—	$—	$—	—
2011	—	—	—	—
2012	—	—	—	—
2013	—	—	—	—
2014	—	—	—	—
2015	2,397	3,018	603	19
2016	48,505	42,420	2,779	221
2017	154,070	185,445	38,279	1,099
2018	250,028	397,413	145,623	2,204
2019	—	—	—	—
2020	—	—	—	—
	$455,000	$628,296	$187,284	3,543

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Years Ended December 31,
Accident Year		2020
2010 and Prior		$—
2011		—
2012		—
2013		—
2014		—
2015		2,012
2016		24,804
2017		68,712
2018		110,447
2019		—
2020		—
		$205,975
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance		$422,321
Business Acquired and Contracts Incepting in the Year Ended December 31, 2020 - Professional Indemnity/Directors & Officers

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance			As of December 31, 2020
		For the Years Ended December 31,
Accident Year	Total Net Reserves Acquired	2020	IBNR	Cumulative Number of Claims
2010 and Prior	$4,680	$4,678	$4,679	1
2011	44	44	44	3
2012	2,593	2,593	2,584	4
2013	7,791	7,791	6,745	6
2014	11,949	11,949	11,947	4
2015	16,120	16,120	15,769	4
2016	16,259	16,216	16,053	9
2017	17,212	17,206	16,906	41
2018	25,323	25,290	19,209	115
2019	99,460	99,350	92,944	135
2020	34,548	34,757	30,144	79
	$235,979	$235,994	$217,024	401

Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For the Years Ended December 31,
Accident Year		2020
2010 and Prior		$—
2011		—
2012		—
2013		1,025
2014		—
2015		6
2016		1
2017		5
2018		475
2019		410
2020		1,138
		$3,060
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance		$232,934
Annual Historical Duration of Claims
The following is unaudited supplementary information, which presents the annual percentage payout since the year of acquisition, by year of acquisition and significant line of business within each acquisition year:

	Annual Percentage Payout of Incurred Losses since Year of Acquisition, Net of Reinsurance
Year of Acquisition	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
2011 - All lines of business	25.68%	17.45%	(3.59)%	(28.95)%	(2.12)%	3.57%	(3.49)%	4.99%	11.18%	8.86%
2012 - All lines of business	1.30%	26.42%	16.71%	12.48%	10.00%	4.47%	5.48%	4.17%	2.12%
2013 - All lines of business	25.96%	21.67%	15.93%	11.01%	6.15%	3.89%	2.24%	0.32%
2014 - All lines of business	33.84%	24.15%	11.11%	8.07%	3.74%	1.65%	1.10%
2015 - All lines of business	17.33%	17.09%	12.84%	9.80%	7.69%	4.65%
2015 - Workers' compensation	13.72%	17.09%	12.73%	9.73%	6.71%	4.27%
2016 - All lines of business	7.67%	9.18%	7.99%	8.41%	6.86%
2016 - Workers' Compensation	10.33%	8.96%	7.09%	9.89%	8.22%
2017 - All lines of business	8.04%	7.64%	6.71%	6.11%
2018 - All lines of business	12.86%	25.40%	12.00%
2018 - General Casualty	11.31%	21.69%	17.77%
2018 - Workers' Compensation	2.03%	19.49%	10.03%
2018 - Professional Indemnity/Directors & Officers	19.55%	14.40%	5.34%
2018 - Motor	11.08%	38.47%	17.61%
2019 - All lines of business	11.11%	12.68%
2019 - General Casualty	8.82%	7.43%
2019 - Workers' Compensation	3.67%	2.02%
2020 - All lines of business	11.43%
2020 - General Casualty	3.32%
2020 - Motor	32.78%
2020 - Professional Indemnity/Directors & Officers	1.30%
The negative payout percentages in the table above for years 3, 4, 5, and 7 within the 2011 year of acquisition were primarily due to ceded paid losses exceeding the assumed paid losses as a result of commutations completed with several reinsurers covering the exposures assumed by one of our reinsurance subsidiaries that we acquired in 2011. For the specific years referenced above, we collected more paid recoveries from our reinsurers than the losses we paid on the assumed exposures, and as such, the calculated annual payout percentages were negative.
The table below provides a reconciliation of the beginning and ending liability for losses and LAE for the Legacy Underwriting segment for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Balance as of January 1	$1,569,865	$1,505,125	$1,142,024
Less: reinsurance reserves recoverable	385,613	343,418	316,213
Less: cumulative effect of change in accounting principal on allowance for estimated uncollectible reinsurance (1)	1,346	—	—
Net balance as of January 1	1,182,906	1,161,707	825,811
Net incurred losses and LAE:
Current period	375,013	456,515	520,630
Prior periods	(3,527)	105,536	114,543
Total net incurred losses and LAE	371,486	562,051	635,173
Net paid losses:
Current period	(61,999)	(114,641)	(176,167)
Prior periods	(348,589)	(426,205)	(319,802)
Total net paid losses	(410,588)	(540,846)	(495,969)
Effect of exchange rate movement	25,524	1,340	(12,611)
Acquired on purchase of subsidiaries	—	—	199,035
Assumed business	—	—	10,268
Reclassification to assets and liabilities held-for-sale	(214,198)	—	—
Net balance as of December 31	955,130	1,184,252	1,161,707
Plus: reinsurance reserves recoverable (2)	403,399	385,613	343,418
Balance as of December 31	$1,358,529	$1,569,865	$1,505,125
(1) The Company adopted ASU 2016-13 and the related amendments on January 1, 2020. Refer to Note 2 - "Significant Accounting Policies" for further details.
(2) Net of allowance for estimated uncollectible reinsurance.
Net incurred losses and LAE in the Legacy Underwriting segment for the years ended December 31, 2020, December 31, 2019 and 2018 were as follows:

	2020			2019			2018
	Prior Period	Current Period	Total	Prior Period	Current Period	Total	Prior Period	Current Period	Total
Net losses paid	$348,589	$61,999	$410,588	$426,205	$114,641	$540,846	$319,802	$176,167	$495,969
Net change in case and LAE reserves (1)	(145,778)	58,671	(87,107)	(109,695)	112,003	2,308	(87,386)	162,386	75,000
Net change in IBNR reserves (2)	(205,920)	236,710	30,790	(208,308)	226,303	17,995	(114,831)	173,422	58,591
Increase (reduction) in estimates of net ultimate losses	(3,109)	357,380	354,271	108,202	452,947	561,149	117,585	511,975	629,560
Increase (reduction) in provisions for unallocated LAE (3)	(418)	17,633	17,215	(2,666)	3,568	902	(3,042)	8,655	5,613
Net incurred losses and LAE	$(3,527)	$375,013	$371,486	$105,536	$456,515	$562,051	$114,543	$520,630	$635,173
(1)Comprises the movement during the year in specific case reserve liabilities as a result of claims settlements or changes advised to us by our policyholders and attorneys, less changes in case reserves recoverable advised by us to our reinsurers as a result of the settlement or movement of assumed claims.
(2) Represents the gross change in our actuarial estimates of IBNR, less amounts recoverable.
(3) Represents the change in the estimate of the total future costs to administer the claims.
The decrease in net incurred losses and LAE of $190.6 million in 2020 was mainly driven by our strategy to exit certain lines of business in 2019 and StarStone International being placed into an orderly run-off in 2020; partially offset by $52.8 million of StarStone International losses and $18.4 million of Atrium losses relating to the COVID-19 pandemic. The decrease in net incurred losses and LAE of $73.1 million in 2019 was primarily driven by our strategy to exit certain lines of business.Disclosures of Incurred and Paid Loss Development, IBNR, Claims Counts and Payout Percentages
The following tables provide a breakdown of the gross and net losses and LAE reserves by line of business and ULAE for the Legacy Underwriting segment as of December 31, 2020 and 2019. The breakdown as of December 31, 2020 does not include Atrium business as it was classified as held-for-sale as discussed in Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations."

	2020
	Gross			Net
	OLR	IBNR	Total	OLR	IBNR	Total
StarStone International	(in thousands of U.S. dollars)
Casualty	$115,295	$276,941	$392,236	$98,721	$232,433	$331,154
Marine	142,631	174,015	316,646	119,628	132,482	252,110
Property	322,735	117,240	439,975	141,089	81,459	222,548
Aerospace	84,515	36,178	120,693	42,100	18,240	60,340
Workers' Compensation	12,044	11,589	23,633	12,044	11,589	23,633
StarStone International Subtotal	$677,220	$615,963	$1,293,183	$413,582	$476,203	$889,785
Other	10,204	20,040	30,244	10,204	20,040	30,244
Total	$687,424	$636,003	$1,323,427	$423,786	$496,243	$920,029
ULAE			35,102			35,101
Total			$1,358,529			$955,130

	2019
	Gross			Net
	OLR	IBNR	Total	OLR	IBNR	Total
StarStone International	(in thousands of U.S. dollars)
Casualty	$121,945	$210,969	$332,914	$108,543	$204,800	$313,343
Marine	189,355	161,379	350,734	158,252	128,242	286,494
Property	341,677	131,596	473,273	150,559	87,653	238,212
Aerospace	75,764	32,325	108,089	47,256	22,389	69,645
Workers' Compensation	15,089	19,865	34,954	15,089	19,865	34,954
StarStone International Subtotal	$743,830	$556,134	$1,299,964	$479,699	$462,949	$942,648
Atrium
Marine, Aviation and Transit	$24,668	$34,156	$58,824	$21,012	$24,829	$45,841
Binding Authorities	31,507	54,039	85,546	29,590	51,984	81,574
Reinsurance	18,385	29,533	47,918	16,209	23,338	39,547
Accident and Health	5,460	7,880	13,340	4,735	7,469	12,204
Non-Marine Direct and Facultative	9,121	10,935	20,056	8,584	9,637	18,221
Atrium Subtotal	$89,141	$136,543	$225,684	$80,130	$117,257	$197,387
Other	$9,512	$13,565	$23,077	$9,512	$13,565	$23,077
Total	$842,483	$706,242	$1,548,725	$569,341	$593,771	$1,163,112
ULAE			21,140			21,140
Total			$1,569,865			$1,184,252
The following tables set forth information about incurred and paid loss development, total IBNR reserves and cumulative loss frequency related to all the individual lines of business within the Legacy Underwriting segment as of December 31, 2020. The information related to incurred and paid loss development for the years ended December 31, 2014 through 2019 is presented as supplementary information and is therefore unaudited. The information within the tables below is presented on a prospective basis from the date of our acquisition of StarStone on April 1, 2014 since providing pre-acquisition incurred and paid losses by accident year for years prior to 2014 was determined to be impracticable due to significant data limitations. Following our sale of StarStone U.S. to Core Specialty, which was completed on November 30, 2020, the incurred and paid loss development tables presented below for all of the individual lines of business within the Legacy Underwriting segment have been restated to exclude the historical incurred and paid loss development related to StarStone U.S. The Atrium business as of December 31, 2020 has not been disclosed below since we have classified Atrium as held-for-sale as discussed in Note 5 - "Divestitures, Held-for-Sale Business and Discontinued Operations."
Casualty

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance								As of December 31, 2020
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR(1)	Cumulative Number of Claims
2010 and Prior	$100,449	$101,217	$101,444	$101,801	$102,539	$102,317	$102,661	$19	4,322
2011	16,244	18,740	19,681	19,103	27,703	27,859	28,027	429	2,962
2012	39,797	33,853	30,788	28,482	33,511	36,159	37,072	3,418	3,521
2013	51,458	47,304	54,282	53,493	56,145	63,323	67,638	9,044	4,821
2014	66,094	67,141	67,461	66,559	66,585	75,513	72,097	10,495	4,863
2015		76,470	82,050	81,685	92,904	99,425	101,191	13,037	4,323
2016			92,406	95,726	111,020	135,670	128,139	25,293	3,825
2017				100,585	135,743	161,288	166,472	34,822	3,899
2018					87,781	101,381	106,014	39,329	2,929
2019						42,595	59,902	23,758	2,581
2020							98,738	72,789	1,582
						Total	$967,951	$232,433	39,628
(1) Total of IBNR plus expected development on reported losses.
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
		For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior	$99,643	$101,181	$101,326	$101,712	$101,783	$101,813	$101,886
2011	12,394	15,941	18,354	18,760	27,385	27,401	27,426
2012	13,336	20,634	22,746	23,711	32,644	32,666	32,706
2013	16,373	22,131	35,799	38,866	42,123	48,898	52,333
2014	4,318	16,141	27,043	36,802	46,654	49,571	51,949
2015		6,439	21,503	36,971	50,598	69,948	75,875
2016			4,206	32,864	59,074	76,175	92,223
2017				7,712	41,896	87,902	114,062
2018					18,747	34,762	54,000
2019						4,721	26,235
2020							8,102
						Total	$636,797
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance							$331,154
The reconciliation of incurred and paid loss development to the liability for unpaid losses and LAE as presented in the tables above for the year ended December 31, 2020 is set forth below:

2020
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$331,154
Reinsurance recoverable on unpaid losses	61,082
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	$392,236
    The following is unaudited supplementary information for average annual historical duration of claims:

	Average Annual Percentage Payout of Incurred Losses by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Casualty	7.72%	20.87%	17.53%	15.99%	9.96%	4.35%	7.85%	9.00%	0.06%	0.08%
Marine

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance								As of December 31, 2020
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR(1)	Cumulative Number of Claims
2010 and Prior	$50,395	$47,336	$47,194	$47,287	$47,175	$47,213	$46,828	$62	3,037
2011	29,890	28,190	27,767	27,824	28,162	27,956	28,075	229	1,966
2012	48,204	52,010	51,710	50,435	51,231	49,176	48,706	307	2,431
2013	63,442	55,981	53,783	54,790	58,209	64,399	63,323	926	2,202
2014	50,959	54,370	49,449	56,049	51,642	51,062	49,676	1,003	3,944
2015		70,492	70,160	80,196	81,864	83,646	80,438	1,612	5,606
2016			80,830	83,187	88,459	88,023	89,309	4,150	6,658
2017				125,976	158,450	166,304	162,629	7,959	8,352
2018					164,461	164,042	161,831	16,444	10,123
2019						152,423	158,919	39,463	7,015
2020							84,427	60,327	2,703
						Total	$974,161	$132,482	54,037
(1) Total of IBNR plus expected development on reported losses.
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior	$44,212	$46,360	$46,464	$46,470	$46,563	$46,682	$46,709
2011	24,599	25,686	26,688	26,942	27,057	27,082	27,285
2012	38,570	42,787	44,681	45,498	45,951	46,178	47,452
2013	29,436	38,880	43,027	45,575	47,698	57,539	62,037
2014	11,037	25,306	33,076	37,594	43,323	44,727	44,740
2015		10,234	30,143	50,376	56,557	59,918	62,401
2016			11,669	41,875	58,438	73,778	76,534
2017				23,986	68,233	107,787	125,335
2018					40,698	103,930	129,632
2019						33,196	84,414
2020							15,512
						Total	$722,051
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance							$252,110
The reconciliation of incurred and paid loss development to the liability for unpaid losses and LAE as presented in the tables above for the year ended December 31, 2020 is set forth below:

2020
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$252,110
Reinsurance recoverable on unpaid losses	64,536
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	$316,646
The following is unaudited supplementary information for average annual historical duration of claims:

	Average Annual Percentage Payout of Incurred Losses by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Marine	18.17%	30.97%	19.08%	9.99%	5.02%	2.46%	3.48%	2.04%	0.99%	0.39%
Property

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance								As of December 31, 2020
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR(1)	Cumulative Number of Claims
2010 and Prior	$190,649	$188,537	$187,286	$187,846	$188,778	$189,079	$190,667	$13	4,485
2011	91,712	90,272	90,328	90,018	89,918	90,259	90,406	88	1,635
2012	66,137	62,119	61,243	62,177	59,201	59,463	58,247	133	1,516
2013	78,501	65,608	65,394	64,521	62,711	61,114	61,383	152	1,955
2014	59,390	44,130	43,631	44,081	41,968	41,226	40,612	794	2,125
2015		75,514	73,946	67,944	67,733	68,678	69,314	1,377	11,435
2016			83,622	91,680	92,038	91,956	94,450	1,361	14,167
2017				152,172	169,673	181,855	171,673	4,429	14,553
2018					161,507	172,640	174,137	11,123	11,891
2019						116,634	117,009	22,609	6,166
2020							71,147	39,380	1,338
						Total	$1,139,045	$81,459	71,266
(1) Total of IBNR plus expected development on reported losses.
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior	$183,649	$186,876	$187,040	$187,264	$187,285	$187,300	$188,080
2011	87,937	89,149	89,662	89,894	89,894	89,940	90,110
2012	48,322	52,442	54,681	55,672	55,895	58,099	58,100
2013	31,000	46,556	51,431	53,548	59,756	60,916	61,060
2014	5,517	18,945	31,854	34,869	36,461	37,609	39,681
2015		8,756	25,890	52,799	61,347	62,237	62,826
2016			23,803	54,188	72,244	81,904	83,577
2017				34,961	96,151	137,569	146,340
2018					60,944	93,275	126,763
2019						19,461	52,637
2020							7,323
						Total	$916,497
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance							$222,548
The reconciliation of incurred and paid loss development to the liability for unpaid losses and LAE as presented in the tables above for the year ended December 31, 2020 is set forth below:

2020
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$222,548
Reinsurance recoverable on unpaid losses	217,427
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	$439,975
The following is unaudited supplementary information for average annual historical duration of claims:

	Average Annual Percentage Payout of Incurred Losses by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Property	19.10%	28.75%	26.40%	8.35%	2.47%	2.69%	1.55%	1.01%	0.02%	0.30%
Aerospace

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance								As of December 31, 2020
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR(1)	Cumulative Number of Claims
2010 and Prior	$18,439	$18,083	$18,393	$18,906	$18,962	$18,759	$18,693	$36	622
2011	58,748	57,226	57,653	58,084	59,578	58,677	58,299	96	2,179
2012	55,293	55,087	55,870	55,823	57,044	56,771	56,907	186	2,375
2013	71,930	69,976	70,255	74,733	77,222	76,774	78,673	297	2,538
2014	65,227	53,457	53,533	52,471	54,534	48,757	45,978	485	2,867
2015		64,550	67,846	70,903	71,624	69,612	69,879	1,070	2,962
2016			35,923	43,371	46,832	43,991	42,954	1,463	2,925
2017				28,816	33,623	54,980	52,590	2,193	3,381
2018					58,573	54,969	54,831	3,491	3,390
2019						45,401	45,784	5,148	2,028
2020							8,732	3,775	357
						Total	$533,320	$18,240	25,624
(1) Total of IBNR plus expected development on reported losses
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior	$15,391	$16,530	$17,141	$18,209	$18,480	$18,535	$18,538
2011	53,785	55,133	55,817	56,394	56,954	57,482	57,483
2012	45,618	49,009	51,787	53,271	54,415	55,160	55,290
2013	50,725	59,639	63,226	68,574	72,573	73,309	73,923
2014	17,297	31,192	38,494	40,749	43,857	43,858	43,868
2015		31,417	50,844	59,342	62,522	64,811	65,630
2016			11,001	30,516	35,884	37,909	37,933
2017				9,000	26,857	44,582	46,134
2018					24,979	39,531	43,284
2019						23,294	30,210
2020							687
						Total	$472,980
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance							$60,340
The reconciliation of incurred and paid loss development to the liability for unpaid losses and LAE as presented in the tables above for the year ended December 31, 2020 is set forth below:

2020
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$60,340
Reinsurance recoverable on unpaid losses	60,353
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	$120,693
    The following is unaudited supplementary information for average annual historical duration of claims:

	Average Annual Percentage Payout of Incurred Losses by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Aerospace	32.80%	29.84%	15.40%	4.61%	4.31%	2.22%	1.93%	1.12%	0.48%	0.01%
Workers' Compensation

Incurred Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance								As of December 31, 2020
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020	IBNR(1)	Cumulative Number of Claims
2010 and Prior	$—	$—	$—	$—	$—	$—	$—	$—	—
2011	—	—	—	—	—	—	—	—	—
2012	—	—	—	—	—	—	—	—	—
2013	—	—	—	—	1	1	1	—	—
2014	10,145	11,179	11,889	10,180	9,867	9,666	9,372	500	137
2015		35,735	36,078	32,567	30,742	29,757	28,768	1,870	259
2016			40,912	35,179	37,703	38,739	36,293	2,847	277
2017				28,188	29,931	22,900	23,320	3,888	295
2018					15,100	14,814	14,490	2,484	161
2019						—	—	—	—
2020							—	—	—
						Total	$112,244	$11,589	1,129
(1) Total of IBNR plus expected development on reported losses.
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance
	For The Years Ended December 31,
Accident Year	2014 (unaudited)	2015 (unaudited)	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)	2019 (unaudited)	2020
2010 and Prior	$—	$—	$—	$—	$—	$—	$—
2011	—	—	—	—	—	—	—
2012	—	—	—	—	—	—	—
2013	—	—	—	—	1	1	1
2014	969	3,951	6,031	7,430	7,957	8,201	8,503
2015		4,135	13,126	19,785	22,952	24,301	25,032
2016			5,170	15,229	22,940	27,632	29,539
2017				3,560	10,436	14,600	16,520
2018					2,574	6,431	9,016
2019						—	—
2020							—
						Total	$88,611
Total outstanding liabilities for unpaid losses and LAE, net of reinsurance							$23,633
The reconciliation of incurred and paid loss development to the liability for unpaid losses and LAE as presented in the tables above for the year ended December 31, 2020 is set forth below:

2020
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$23,633
Reinsurance recoverable on unpaid losses	—
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	$23,633
    The following is unaudited supplementary information for average annual historical duration of claims:

	Average Annual Percentage Payout of Incurred Losses by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Workers' compensation	14.40%	29.38%	20.46%	11.77%	5.19%	2.57%	1.61%	—%	—%	—%